26. SEGMENT INFORMATION (Details 1) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Segment Information Details 1Abstract
Net income / (loss) for the year	R$ 5,200,583	R$ 111,229	R$ (853,058)
Result from discontinued operations with the following value 9,561	0	0	9,561
Depreciation / amortization / depletion (note 23)	1,175,107	1,408,765	1,278,816
Income tax and social contribution (note 15)	250,334	409,109	266,546
Financial income / (expenses) (note 25)	1,495,643	2,463,627	2,522,427
EBITDA	8,121,667	4,392,730	3,224,292
Other operating (income) / expenses (note 24)	(2,705,337)	(177,342)	413,221
Equity in results of affiliated companies	(135,706)	(109,111)	(64,918)
Proportionate EBITDA of joint ventures	568,045	538,170	502,345
Adjusted EBITDA (*)	R$ 5,848,669	R$ 4,644,447	R$ 4,074,940